Digital Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Digital Assets [Line Items]
Unrealized fair value gain digital asset	$ 15,070	$ 4,600
Realized gain on sales of digital assets	$ 2,430	$ 22,980